INTANGIBLE ASSETS - Cash Generating Units (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information for cash-generating units [line items]
Intangible assets	$ 3,699	$ 2,847
Brazilian regulated gas transmission operation
Disclosure of information for cash-generating units [line items]
Intangible assets	2,970	2,816
Global intermodal logistics operation
Disclosure of information for cash-generating units [line items]
Intangible assets	704	0
U.K. regulated distribution operation
Disclosure of information for cash-generating units [line items]
Intangible assets	$ 25	$ 31